Capital Structure, Common Stock - Equity Offerings in 2020 (Details) $ / shares in Units, $ in Thousands								1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	May 19, 2021 shares	Mar. 24, 2021 shares	Feb. 19, 2021 USD ($) shares	Sep. 01, 2020 USD ($) shares	Aug. 20, 2020 USD ($) $ / shares shares	Jun. 08, 2020 USD ($) $ / shares shares	Apr. 02, 2020 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Aug. 31, 2020 USD ($) Placement Offering	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Apr. 26, 2021 $ / shares	Jan. 08, 2021 $ / shares	Apr. 22, 2020 $ / shares
Common Stock [Abstract]
Gross proceeds | $			$ 75,055	$ 1,782	$ 25,000		$ 6,899	$ 20	$ 73,750	$ 4,100
Net proceeds | $			$ 69,971						$ 71,835
Number of follow-on public offerings | Offering									2
Number of registered direct offerings | Offering									4
Number of private placements | Placement									4
Number of units included in public offering (in shares)					3,571,428		253,646
Number of securities included in units offered (in shares)					1
Number of securities called by warrants (in shares)					10		1
Shares issued (in shares)	7,986,913	95,573	4,415,000	258,214				200,000		226,342	10,000
Warrant exercise price (in dollars per share) | $ / shares							$ 27.2				$ 5			$ 7	$ 7
Class D Warrants [Member]
Common Stock [Abstract]
Gross proceeds | $						$ 982
Number of securities included in units offered (in shares)							160			40,583,500			40,583,500
Number of securities called by warrants (in shares)						61,404
Warrant exercise price (in dollars per share) | $ / shares						$ 16	$ 27.2			$ 16	$ 16	$ 16	$ 16			$ 19.2
Class E Warrants [Member]
Common Stock [Abstract]
Number of securities included in units offered (in shares)					1
Number of securities called by warrants (in shares)					10
Shares issued (in shares)												3,226,371
Warrant exercise price (in dollars per share) | $ / shares					$ 7
Warrants issued (in shares)					5,182,142
Common Stock [Member]
Common Stock [Abstract]
Number of securities included in units offered (in shares)					1		1
Shares issued (in shares)											10,000	9,238,754	6,647,749
Over-Allotment Option [Member]
Common Stock [Abstract]
Number of units included in public offering (in shares)							33,084
Number of securities called by warrants (in shares)							11,028
Over-Allotment Option [Member] | Class D Warrants [Member]
Common Stock [Abstract]
Warrant exercise price (in dollars per share) | $ / shares							$ 34
Warrants issued (in shares)							1
Over-Allotment Option [Member] | Class E Warrants [Member]
Common Stock [Abstract]
Warrant exercise price (in dollars per share) | $ / shares					$ 0.01
Warrants issued (in shares)					5,182,142